FAIR VALUE MEASUREMENTS (Measured on Recurring Basis) (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commodity contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 14.4	$ 33.8	$ 2.9
Derivative, Collateral, Right to Reclaim Cash	(8.4)	(33.8)	(2.9)
Derivative Liability	6.0	0.0	0.0
Commodity contract [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0.5	32.8	2.7
Commodity contract [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	13.6	1.0	0.2
Commodity contract [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0.3	0.0	0.0
Inventory Intermediation Agreement Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		1.3
Derivative, Collateral, Right to Reclaim Cash		0.0
Derivative Liability		1.3
Inventory Intermediation Agreement Obligation [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		0.0
Inventory Intermediation Agreement Obligation [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		1.3
Inventory Intermediation Agreement Obligation [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		0.0
Catalyst Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	32.1	47.6	44.3
Derivative, Collateral, Right to Reclaim Cash	0.0	0.0	0.0
Catalyst Obligation [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0.0	0.0	0.0
Catalyst Obligation [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	32.1	47.6	44.3
Catalyst Obligation [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0.0	0.0	0.0
Contingent Consideration Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	13.4
Derivative, Collateral, Right to Reclaim Cash	0.0
Contingent Consideration Obligation [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0.0
Contingent Consideration Obligation [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0.0
Contingent Consideration Obligation [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	13.4
Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	401.2	97.9	2.8
Money market funds [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	401.2	97.9	2.8
Money market funds [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0.0	0.0	0.0
Money market funds [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0.0	0.0	0.0
Commodity contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	8.4	34.0	10.1
Derivative, Collateral, Obligation to Return Cash	(8.4)	(33.8)	(2.9)
Derivative Asset	0.0	0.2	7.2
Commodity contract [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0.1	32.5	1.2
Commodity contract [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	7.0	1.5	8.9
Commodity contract [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	1.3	$ 0.0	0.0
Inventory Intermediation Agreement Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	24.4		24.1
Derivative, Collateral, Obligation to Return Cash	0.0		0.0
Derivative Asset	24.4		24.1
Inventory Intermediation Agreement Obligation [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0.0		0.0
Inventory Intermediation Agreement Obligation [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	24.4		24.1
Inventory Intermediation Agreement Obligation [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	$ 0.0		$ 0.0